Cover	Jul. 22, 2025
Cover [Abstract]
Entity Registrant Name	Community Bancorp /VT
Entity Central Index Key	0000718413
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 22, 2025
Entity File Number	000-16435
Entity Incorporation State Country Code	VT
Entity Tax Identification Number	03-0284070
Entity Address Address Line 1	4811 US Route 5
Entity Address City Or Town	Derby
Entity Address State Or Province	VT
Entity Address Postal Zip Code	05829
City Area Code	802
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	334-7915